SHARE-BASED COMPENSATION - Movement of Restricted Shares (Details) - Restricted shares - 2021 Plan	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of restricted shares
Unvested , beginning balance | shares	739,208
Vested | shares	(739,208)
Weighted average grant date fair value
Unvested , beginning balance | $ / shares	$ 5.7072
Vested | $ / shares	$ 5.7072